T. ROWE PRICE Mid-Cap Growth Portfolio
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.2%
COMMUNICATION
SERVICES  5.1%
Entertainment  2.4%
Liberty Media Corp-Liberty Formula
One, Class C (1) 76,880 6,920
Liberty Media Corp-Liberty Live,
Class C (1) 23,200 1,581
Live Nation Entertainment (1) 6,800 888
Spotify Technology (1) 6,100 3,355
12,744
Interactive Media & Services  1.0%
Match Group  64,716 2,019
Reddit, Class A (1) 28,908 3,033
5,052
Media  1.7%
New York Times, Class A  75,100 3,725
Trade Desk, Class A (1) 94,500 5,171
8,896
Total Communication Services 26,692
CONSUMER
DISCRETIONARY  13.6%
Diversified Consumer
Services  1.2%
Bright Horizons Family Solutions (1) 29,751 3,780
Duolingo (1) 8,100 2,515
6,295
Hotels, Restaurants &
Leisure  7.9%
Domino's Pizza  19,104 8,777
DraftKings, Class A (1) 172,200 5,719
Hilton Worldwide Holdings  27,600 6,281
Planet Fitness, Class A (1) 55,800 5,391
Texas Roadhouse  13,900 2,316
Viking Holdings (1) 82,091 3,263
Wingstop  4,800 1,083
Yum! Brands  56,827 8,942
41,772
Household Durables  0.3%
TopBuild (1) 4,600 1,403
1,403
Specialty Retail  3.1%
Bath & Body Works  81,801 2,480
Burlington Stores (1) 20,264 4,830
Ross Stores  47,400 6,057
Ulta Beauty (1) 8,667 3,177
16,544
Textiles, Apparel & Luxury
Goods  1.1%
Birkenstock Holding (1) 48,292 2,214
Lululemon Athletica (1) 7,200 2,038
Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 31,100 1,366
5,618
Total Consumer Discretionary 71,632
CONSUMER STAPLES  3.9%
Consumer Staples Distribution &
Retail  2.9%
Casey's General Stores  14,900 6,467
Dollar Tree (1) 91,849 6,895
Maplebear (1) 48,100 1,919
15,281
Food Products  0.7%
McCormick, Non-Voting  38,400 3,161
TreeHouse Foods (1) 22,262 603
3,764
Household Products  0.3%
Reynolds Consumer Products  57,900 1,381
1,381
Total Consumer Staples 20,426
ENERGY  5.7%
Energy Equipment &
Services  1.4%
TechnipFMC  239,017 7,574
7,574
Oil, Gas & Consumable
Fuels  4.3%
Cheniere Energy  43,200 9,997
EQT  119,400 6,380
Expand Energy  32,100 3,573
Range Resources  65,700 2,623
22,573
Total Energy 30,147
FINANCIALS  9.1%
Capital Markets  4.7%
Cboe Global Markets  25,800 5,838
Intercontinental Exchange  27,500 4,744
MarketAxess Holdings  20,400 4,414
Raymond James Financial  38,300 5,320
TPG  17,400 825
Tradeweb Markets, Class A  23,900 3,548
24,689
Financial Services  1.8%
Corpay (1) 15,084 5,260
Toast, Class A (1) 130,100 4,315
9,575
Insurance  2.6%
Assurant  37,900 7,949
Axis Capital Holdings  28,400 2,847
Markel Group (1) 1,450 2,711
13,507
Total Financials 47,771

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  19.1%
Biotechnology  4.5%
Alnylam Pharmaceuticals (1) 31,665 8,550
Argenx, ADR (1) 819 485
Ascendis Pharma, ADR (1) 19,000 2,961
Biogen (1) 23,100 3,161
CRISPR Therapeutics (1) 27,772 945
Cytokinetics (1) 37,300 1,499
Exact Sciences (1) 22,400 970
Insmed (1) 4,799 366
Ionis Pharmaceuticals (1) 112,985 3,409
Sarepta Therapeutics (1) 16,454 1,050
Vaxcyte (1) 14,826 560
23,956
Health Care Equipment &
Supplies  7.0%
Alcon  59,000 5,601
Align Technology (1) 16,800 2,669
Cooper (1) 64,300 5,424
Enovis (1) 55,824 2,133
Hologic (1) 164,300 10,149
Penumbra (1) 4,100 1,096
QuidelOrtho (1) 60,833 2,127
Teleflex  57,372 7,928
37,127
Health Care Providers &
Services  1.1%
Acadia Healthcare (1) 10,980 333
Encompass Health  19,100 1,934
Molina Healthcare (1) 10,500 3,459
5,726
Health Care Technology  2.1%
Veeva Systems, Class A (1) 47,544 11,013
11,013
Life Sciences Tools &
Services  4.4%
Agilent Technologies  69,500 8,130
Avantor (1) 386,500 6,265
Bruker  85,002 3,548
Mettler-Toledo International (1) 3,700 4,369
West Pharmaceutical Services  3,845 861
23,173
Total Health Care 100,995
INDUSTRIALS & BUSINESS
SERVICES  16.3%
Aerospace & Defense  2.5%
BWX Technologies  40,800 4,025
Standardaero (1) 61,918 1,649
Textron  105,586 7,629
13,303
Commercial Services &
Supplies  1.0%
Veralto  30,500 2,972
Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  13,000 2,538
5,510
Construction & Engineering  0.4%
Quanta Services  7,400 1,881
1,881
Ground Transportation  2.0%
JB Hunt Transport Services  29,935 4,429
Old Dominion Freight Line  24,200 4,004
XPO (1) 19,200 2,065
10,498
Industrial Conglomerates  0.3%
Roper Technologies  2,800 1,651
1,651
Machinery  4.7%
Esab  49,529 5,770
Fortive  95,969 7,023
IDEX  15,400 2,787
Ingersoll Rand  91,000 7,283
ITT  16,400 2,118
24,981
Professional Services  4.5%
Broadridge Financial Solutions  21,300 5,164
Equifax  18,900 4,603
Paylocity Holding (1) 34,079 6,384
TransUnion  31,458 2,611
UL Solutions, Class A  30,705 1,732
Verisk Analytics  10,200 3,036
23,530
Trading Companies &
Distributors  0.9%
Ferguson Enterprises  23,000 3,685
United Rentals  1,700 1,066
4,751
Total Industrials & Business Services 86,105
INFORMATION
TECHNOLOGY  16.9%
Electronic Equipment,
Instruments & Components  1.9%
Amphenol, Class A  51,800 3,397
Cognex  42,500 1,268
Keysight Technologies (1) 30,200 4,523
Littelfuse  3,800 748
9,936
IT Services  0.9%
Gartner (1) 10,000 4,197
MongoDB (1) 4,600 807
5,004
Semiconductors & Semiconductor
Equipment  5.0%
Lattice Semiconductor (1) 148,700 7,799
Marvell Technology  111,871 6,888
Microchip Technology  154,600 7,484

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Monolithic Power Systems  2,919 1,693
NXP Semiconductors  12,600 2,395
26,259
Software  8.4%
Atlassian, Class A (1) 18,300 3,883
CCC Intelligent Solutions
Holdings (1) 538,848 4,866
Fair Isaac (1) 2,561 4,723
Fortinet (1) 5,400 520
Monday.com (1) 8,700 2,116
Onestream (1) 43,443 927
PTC (1) 58,207 9,019
SailPoint (1) 23,119 433
ServiceTitan, Class A (1) 2,756 262
Tyler Technologies (1) 14,800 8,605
Zoom Communications (1) 58,600 4,323
Zscaler (1) 24,200 4,802
44,479
Technology Hardware, Storage &
Peripherals  0.7%
Pure Storage, Class A (1) 79,200 3,506
3,506
Total Information Technology 89,184
MATERIALS  4.5%
Chemicals  0.4%
RPM International  16,700 1,932
1,932
Construction Materials  1.0%
Martin Marietta Materials  11,089 5,302
5,302
Containers & Packaging  3.1%
Avery Dennison  39,300 6,994
Ball  126,169 6,570
Sealed Air  95,400 2,757
16,321
Total Materials 23,555
REAL ESTATE  0.9%
Real Estate Management &
Development  0.9%
CoStar Group (1) 58,634 4,646
Total Real Estate 4,646
Total Miscellaneous Common
Stocks  0.1% (2) 753
Total Common Stocks (Cost
$364,848) 501,906
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.4%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(3)(4) 52,622 259
Total Health Care 259
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $301 (1)(3)(4) 4,103 380
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(3)(4) 1,670 154
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $303 (1)(3)(4) 3,274 303
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(3)(4) 14,070 184
Total Information Technology 1,021
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(3)(4) 6,674 395
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(3)(4) 14,417 282
Total Materials 677
Total Convertible Preferred Stocks
(Cost $2,358) 1,957
SHORT-TERM INVESTMENTS  4.4%
Money Market Funds  4.4%
T. Rowe Price Treasury Reserve
Fund, 4.39% (5)(6) 22,929,755 22,930
Total Short-Term Investments
(Cost $22,930) 22,930
Total Investments in
Securities  100.0%
(Cost $390,136) $ 526,793
Other Assets Less Liabilities 0.0% 110
Net Assets 100.0% $ 526,903
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Mid-Cap Growth Portfolio

.
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,957 and represents 0.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.39% $ —# $ — $ 192+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Treasury Reserve Fund, 4.39% $ 15,330  ¤  ¤ $ 22,930^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $192 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,930.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. Rowe Price Mid-Cap Growth Portfolio

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E305-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 501,906 $ — $ — $ 501,906
Convertible Preferred Stocks — — 1,957 1,957
Short-Term Investments 22,930 — — 22,930
Total $ 524,836 $ — $ 1,957 $ 526,793